Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Change in gains (losses) recognized in accumulated other comprehensive income on cash flow hedge derivatives	$ 9	$ 8	$ 5
(Gains) losses reclassified from accumulated other comprehensive income into income	(4)	(18)	5
Income tax benefit (expense) on cash flow hedges	(2)	2	(2)
Net change of the effective portion of designated cash flow hedges	3	(8)	8
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income into income	(2)	(10)	3
Selling, general and administrative expenses
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income into income	$ (2)	$ (8)	$ 2